GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Beginning balance	$ 5,842	$ 5,870
Foreign currency translation adjustments	279	(28)
Ending balance	$ 6,121	$ 5,842